Related Party Transactions	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties Abstract [Abstract]
Disclosure Of Related Party Explanatory

43. Related Party Transactions

Profit and loss arising from transactions with related parties for the years ended December 31, 2015, 2016 and 2017, are as follows:

		2015		2016		2017
		(In millions of Korean won)
Associates and Joint Ventures
KB Insurance Co., Ltd.[1]	Interest income	￦	50	￦	63	￦	12
	Interest expense		164		1,057		202
	Fee and commission income		5,329		20,321		8,994
	Fee and commission expense		—		508		1,021
	Gains on financial assets/liabilities at fair value through profit or loss		2,761		4,822		796
	Losses on financial assets/liabilities at fair value through profit or loss		164		3,701		18,717
	Other operating income		759		12,972		16,743
	Other operating expense		1,233		6,406		633
	General and administrative expenses		3,691		14,244		5,601
	Reversal for credit loss		—		119		—
	Provision for credit loss		14		—		12
	Other non-operating income		10		110		51
	Other non-operating expense		(3,496)		74		—
Balhae Infrastructure Fund	Fee and commission income		7,975		8,440		7,162
Korea Credit Bureau Co., Ltd.	Interest expense		73		92		132
	Fee and commission income		1,822		1,648		1,374
	Fee and commission expense		1,900		1,948		1,206
	General and administrative expenses		2,199		1,968		2,202
	Provision for credit loss		—		—		1
UAMCO., Ltd.[1]	Interest expense		8		1		—
	Fee and commission income		14		5		—
KoFC KBIC Frontier Champ 2010-5(PEF)	Fee and commission income		548		457		216
United PF 1st Recovery Private Equity Fund[1]	Interest expense		49		1		—
KB GwS Private Securities Investment Trust	Fee and commission income		894		896		851
IMM Investment 5th PRIVATE EQUITY FUND[1]	Other non-operating expense		—		1		—
Incheon Bridge Co., Ltd.	Interest income		12,843		14,534		25,511
	Interest expense		436		369		292
	Insurance income		—		—		162
	Reversal for credit loss		2		—		43
	Provision for credit loss		4		31		—
Jaeyang Industry Co., Ltd.	Interest income		—		—		98
	Reversal for credit loss		—		37		6
HIMS Co., Ltd.[1]	Interest income		—		51		—
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2	Fee and commission income		675		212		481
	Interest expense		—		10		—
Aju Good Technology Venture Fund	Interest expense		—		4		14
KB Star Office Private Real Estate Investment Trust No.1	Interest income		370		371		370
	Interest expense		92		87		63
	Fee and commission income		435		436		435
	Provision for credit loss		—		—		3
RAND Bio Science Co., Ltd.	Interest expense		—		14		16
Inno Lending Co., Ltd.	Fee and commission income		—		—		3
	Interest expense		—		—		1
	Other non-operating expense		—		20		—
KBIC Private Equity Fund No. 3[1]	Interest expense		23		12		—
	Fee and commission income		300		260		38
E-clear International Co., Ltd.	Interest income		18		—		—
Sawnics Co., Ltd.[1]	Interest income		1		—		—
SY Auto Capital Co., Ltd.	Interest income		—		718		828
	Interest expense		24		19		22
	Fee and commission income		—		—		47
	Fee and commission expense		—		—		2,956
	Insurance income		—		—		29
	Other operating income		1,588		1,606		731
	Other operating expense		—		153		128
	Reversal for credit losses		—		—		32
	Provision for credit losses		1		61		—
	Other non-operating income		—		250		51
Kyobo 7 Special Purpose Acquisition Co., Ltd.[1]	Interest expense		—		—		1
Food Factory Co., Ltd.	Interest income		—		—		24
	Insurance income		—		—		3
	Provision for credit losses		—		—		44
KB Pre IPO Secondary Venture Fund 1st	Fee and commission income		—		—		83
Builton Co., Ltd	Insurance income		—		—		1
KB Private Equity Fund III	Fee and commission income		—		—		457
Wise Asset Management Co., Ltd.	Interest expense		—		—		5
Acts Co., Ltd.	Interest income		—		—		249
	Insurance income		—		—		2
	Losses on financial assets/liabilities at fair value through profit or loss		—		—		220
	Provision for credit losses		—		—		66
	General and administrative expenses		—		—		150
Korbi Co., Ltd.[1]	Interest income		—		—		183
	Provision for credit losses		—		—		89
Dongjo Co., Ltd.	Reversal for credit losses		—		—		2
POSCO-KB Shipbuilding Fund	Fee and commission income		—		—		257
	Interest expense		—		—		3
Dae-A Leisure Co., Ltd.	Interest expense		—		—		1
Paycoms Co., Ltd.	Interest income		—		—		61
	Provision for credit losses		—		—		32
Bungaejanter. Inc.	Interest income		—		—		31
	Provision for credit losses		—		—		44
Faromancorporation Co., Ltd.[1]	Reverse for credit losses		—		—		345
Daesang Techlon Co., Ltd.	Insurance income		—		—		1
Big Dipper Co., Ltd.	Provision for credit losses		—		—		2
KB-KDBC New Technology Business Investment Fund	Interest expense		—		—		4
KB No.3 Special Purpose Acquisition Company[1]	Interest income		62		—		—
	Interest expense		5		—		—
	Gains on financial assets/liabilities at fair value through profit or loss		4,077		—		—
	Reversal for credit loss		14		—		—
KB No.4 Special Purpose Acquisition Company[1]	Interest income		78		—		—
	Interest expense		25		—		—
	Gains on financial assets/liabilities at fair value through profit or loss		172		—		—
	Reversal for credit loss		14		—		—
KB No.5 Special Purpose Acquisition Company[1]	Interest income		68		68		—
	Interest expense		44		19		—
	Fee and commission income						—
	Gains on financial assets/liabilities at fair value through profit or loss		—		216		—
	Losses on financial assets/liabilities at fair value through profit or loss		119		—		—
	Reversal for credit loss		—		29		—
	Provision for credit loss		16		—		—
	Other non-operating income		—		2		—
KB No.6 Special Purpose Acquisition Company[1]	Interest income		53		55		—
	Interest expense		66		14		—
	Losses on financial assets/liabilities at fair value through profit or loss		471		65		—
	Other non-operating expense		—		4		—
KB No.7 Special Purpose Acquisition Company[1]	Interest income		34		37		—
	Interest expense		38		18		—
	Fee and commission income		150		—		—
	Gains on financial assets/liabilities at fair value through profit or loss		998		861		—
	Other non-operating income		—		40		—
KB No.8 Special Purpose Acquisition Company	Interest income		41		74		75
	Interest expense		21		35		36
	Fee and commission income		350		—		—
	Gains on financial assets/liabilities at fair value through profit or loss		1,951		—		—
	Losses on financial assets/liabilities at fair value through profit or loss		—		41		170
	Reversal for credit loss		—		50		—
	Provision for credit loss		50		—		—
KB No.9 Special Purpose Acquisition Company	Interest income		12		73		76
	Interest expense		7		40		33
	Fee and commission income		—		473		—
	Gains on financial assets/liabilities at fair value through profit or loss		—		1,665		—
	Losses on financial assets/liabilities at fair value through profit or loss		6		392		200
	Reversal for credit loss		—		49		—
	Provision for credit loss		50		—		—
KB No.10 Special Purpose Acquisition Company	Interest income		—		17		48
	Interest expense		—		8		24
	Fee and commission income		—		175		—
	Losses on financial assets/liabilities at fair value through profit or loss		—		—		103
	Gains on financial assets/liabilities at fair value through profit or loss		—		1,497		—
	Other non-operating income		—		5		—
KB No.11 Special Purpose Acquisition Company	Interest income		—		3		22
	Fee and commission income		—		—		150
	Gains on financial assets/liabilities at fair value through profit or loss		—		16		711
Hyundai-Tongyang Agrifood Private Equity Fund	Fee and commission income		—		—		187
KB IGen Private Equity Fund No. 1	Fee and commission income		—		—		1,266
Keystone-Hyundai Securities No. 1 Private Equity Fund	Fee and commission income		—		22		94
MJT&I Co., Ltd.	Interest income		—		2		—
Doosung Metal Co., Ltd.	Interest income		—		1		—
	Insurance income		—		—		1
Other
Retirement pension	Interest expense		955		749		3
	Fee and commission income		611		717		795

[1]	Excluded from the Group’s related party as of December 31, 2017.

Details of receivables and payables, and related allowances for loans losses arising from the related party transactions as of December 31, 2016 and 2017 are as follows:

		2016		2017
		(In millions of Korean won)
Associates and Joint Ventures
KB Insurance Co., Ltd.[1]	Derivative financial assets	￦	3,941	￦	—
	Loans and receivables (Gross amount)		6,791		—
	Allowances for loan losses		9		—
	Other assets		23,341		—
	Derivative financial liabilities		13,545		—
	Deposits		9,883		—
	Debts		20,000		—
	Provisions		8		—
	Other liabilities		6,384		—
Balhae Infrastructure Fund	Other assets		2,123		1,669
Korea Credit Bureau Co., Ltd.	Loans and receivables (Gross amount)		14		22
	Deposits		26,827		25,513
	Provisions		—		1
	Other liabilities		255		469
JSC Bank CenterCredit	Cash and due from financial institutions		8		—
KB GwS Private Securities Investment Trust	Other assets		673		641
Incheon Bridge Co., Ltd.	Loans and receivables (Gross amount)		209,105		200,414
	Allowances for loan losses		331		288
	Other assets		821		710
	Deposits		38,556		48,795
	Provisions		3		3
	Insurance contract liabilities		—		189
	Other liabilities		166		29
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2	Other assets		98		176
Terra Co., Ltd.	Deposits		—		10
Jaeyang Industry Co., Ltd.	Loans and receivables (Gross amount)		303		—
	Allowances for loan losses		6		—
	Other assets		7		—
Jungdo Co., Ltd.	Deposits		—		4
Dongjo Co., Ltd.	Loans and receivables (Gross amount)		—		116
	Allowances for loan losses		—		1
Dae-A Leisure Co., Ltd.	Deposits		—		466
	Other liabilities		—		14
Aju Good Technology Venture Fund	Deposits		1,201		2,771
	Other liabilities		1		1
Ejade Co., Ltd.[1]	Deposits		2		—
Jungdong Steel Co., Ltd.	Deposits		3		3
Doosung Metal Co., Ltd.	Insurance contract liabilities		—		1
KB Star Office Private Real Estate Investment Trust No.1	Loans and receivables (Gross amount)		10,000		10,000
	Allowances for loan losses		—		3
	Other assets		136		136
	Deposits		6,682		6,962
	Other liabilities		50		45
RAND Bio Science Co., Ltd.	Deposits		2,356		1,032
	Loans and receivables (Gross amount)		1		1
	Other liabilities		12		4
Inno Lending Co., Ltd.	Loans and receivables (Gross amount)		—		2
	Deposits		1,902		41
isMedia Co., Ltd.	Provisions		4		—
KBIC Private Equity Fund No. 3[1]	Other assets		64		—
	Deposits		700		—
	Other liabilities		1		—
SY Auto Capital Co., Ltd.	Loans and receivables (Gross amount)		30,049		40,057
	Allowances for loan losses		32		—
	Other assets		108		51
	Deposits		3,997		6
	Provisions		29		29
	Insurance contract liabilities		—		8
	Other liabilities		70		349
Food Factory Co., Ltd.	Loans and receivables (Gross amount)		—		679
	Allowances for loan losses		—		44
	Other assets		—		1
	Deposits		—		1
	Insurance contract liabilities		—		3
KB Pre IPO Secondary Venture Fund 1st	Other assets		—		28
Builton Co., Ltd.	Loans and receivables (Gross amount)		—		1
	Deposits		—		26
	Insurance contract liabilities		—		1
Wise Asset Management Co., Ltd.	Deposits		—		340
	Other liabilities		—		1
Acts Co., Ltd.	Loans and receivables (Gross amount)		—		1,927
	Allowances for loan losses		—		161
	Intangible assets		—		1,275
	Deposits		—		4
	Insurance contract liabilities		—		1
POSCO-KB Shipbuilding Fund	Other assets		—		123
Bungaejanter. Inc.	Loans and receivables (Gross amount)		—		425
	Allowances for loan losses		—		36
Paycoms Co., Ltd.	Loans and receivables (Gross amount)		—		1,066
	Allowances for loan losses		—		89
Daesang Techlon Co., Ltd.	Deposits		—		2
Big Dipper Co., Ltd.	Loans and receivables (Gross amount)		—		6
	Provisions		—		2
KB-KDBC New Technology Business Investment Fund	Deposits		—		7,500
	Other liabilities		—		4
KB No.8 Special Purpose Acquisition Company	Derivative financial assets		2,235		2,122
	Loans and receivables (Gross amount)		2,490		2,296
	Deposits		2,342		2,339
	Other liabilities		3		19
KB No.9 Special Purpose Acquisition Company	Derivative financial assets		2,441		2,241
	Loans and receivables (Gross amount)		2,584		2,356
	Deposits		2,399		2,309
	Other liabilities		6		38
KB No.10 Special Purpose Acquisition Company	Derivative financial assets		1,698		1,930
	Loans and receivables (Gross amount)		1,495		1,603
	Deposits		1,754		1,698
	Other liabilities		8		10
KB No.11 Special Purpose Acquisition Company	Derivative financial assets		135		846
	Loans and receivables (Gross amount)		790		697
Key management	Loans and receivables (Gross amount)		1,982		1,665
	Other assets		2		2
	Deposits		8,217		8,707
	Insurance contract liabilities		413		809
	Other liabilities		139		124
Other
Retirement pension	Other assets		304		348
	Deposits		1,464		—
	Other liabilities		16,497		4,286

[1]	The amounts are not disclosed as these are excluded from the Group’s related party as of December 31, 2017.

According to IAS 24, the Group includes associates, key management (including family members), and post-employment benefit plans of the Group and its related party companies in the scope of related parties. Additionally, the Group discloses balances (receivables and payables) and other amounts arising from the related party transactions in the notes to the consolidated financial statements. See Note 13 for details on investments in associates.

Key management includes the directors of the Parent Company, and the directors of Kookmin Bank and companies where the directors and/or their close family members have control or joint control.

Significant loan transactions with related parties for the years ended December 31, 2016 and 2017, are as follows:

	2016[1]
	Beginning		Loans		Repayments		Others		Ending
	(In millions of Korean won)
Associates
KB Insurance Co., Ltd.[2]	￦	5,013	￦	1,778	￦	—	￦	—	￦	6,791
Korea Credit Bureau Co., Ltd.		19		—		(5)		—		14
UAMCO., Ltd.[2]		5		—		(5)		—		—
Incheon Bridge Co., Ltd.		231,674		4,000		(26,569)		—		209,105
Jaeyang Industry Co., Ltd.		—		—		—		303		303
HIMS Co., Ltd.[2]		—		3,500		(3,500)		—		—
KB Star Office Private Real Estate Investment Trust No.1		10,000		—		—		—		10,000
RAND Bio Science Co., Ltd.		—		1		—		—		1
SY Auto Capital Co., Ltd.		34		30,067		(52)		—		30,049
KB No.5 Special Purpose Acquisition Company[2]		2,180		—		—		(2,180)		—
KB No.6 Special Purpose Acquisition Company[2]		1,710		—		—		(1,710)		—
KB No.7 Special Purpose Acquisition Company[2]		1,250		—		—		(1,250)		—
KB No.8 Special Purpose Acquisition Company		2,490		—		—		—		2,490
KB No.9 Special Purpose Acquisition Company		2,584		—		—		—		2,584
KB No.10 Special Purpose Acquisition Company		—		1,495		—		—		1,495
KB No.11 Special Purpose Acquisition Company		—		790		—		—		790

	2017[1]
	Beginning		Loans		Repayments		Others		Ending
	(In millions of Korean won)
Associates
KB Insurance Co., Ltd.[2]	￦	6,791	￦	—	￦	—	￦	(6,791)	￦	—
Korea Credit Bureau Co., Ltd.		14		8		—		—		22
Incheon Bridge Co., Ltd.		209,105		202,503		(211,194)		—		200,414
Jaeyang Industry Co., Ltd.		303		—		—		(303)		—
KB Star Office Private Real Estate Investment Trust No.1		10,000		—		—		—		10,000
RAND Bio Science Co., Ltd.		1		—		—		—		1
Inno Lending Co., Ltd.		—		2		—		—		2
SY Auto Capital Co., Ltd.		30,049		44,039		(34,031)		—		40,057
Food Factory Co., Ltd.		—		700		—		(21)		679
Builton Co., Ltd.		—		1		—		—		1
Bungaejanter. Inc.		—		400		—		25		425
Big Dipper Co., Ltd.		—		6		—		—		6
KB No.8 Special Purpose Acquisition Company		2,490		—		—		(194)		2,296
KB No.9 Special Purpose Acquisition Company		2,584		—		—		(228)		2,356
KB No.10 Special Purpose Acquisition Company		1,495		295		—		(187)		1,603
KB No.11 Special Purpose Acquisition Company		790		—		—		(93)		697

[1]	Transactions and balances arising from operating activities between related parties; such as, payments, are excluded.
[2]	Excluded from the Group’s related party as of December 31, 2017.

Unused commitments to related parties as of December 31, 2016 and 2017, are as follows:

		2016		2017
		(In millions of Korean won)
Associates and Joint Ventures
KB Insurance Co., Ltd.[1]	Commitments of derivative financial instruments	￦	251,833	￦	—
	Unused commitments of credit card		20,859		—
Balhae Infrastructure Company	Purchase of security investment		13,371		12,564
Korea Credit Bureau Co., Ltd.	Unused commitments of credit card		116		108
KoFC KBIC Frontier Champ 2010-5(PEF)	Purchase of security investment		2,150		2,150
KB GwS Private Securities Investment Trust	Purchase of security investment		876		876
Aju Good Technology Venture Fund	Purchase of security investment		18,000		11,768
Incheon Bridge Co., Ltd.	Loan commitments in Korean won		50,000		20,000
	Unused commitments of credit card		89		86
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2	Purchase of security investment		12,550		12,550
SY Auto Capital Co., Ltd.	Loan commitments in Korean won		20,000		10,000
	Unused commitments of credit card		101		92
isMedia Co., Ltd.[1]	Loan commitments in Korean won		1,260		—
KB No.9 Special Purpose Acquisition Company	Unused commitments of credit card		1		1
KB No.10 Special Purpose Acquisition Company	Unused commitments of credit card		4		5
RAND Bio Science Co., Ltd.	Unused commitments of credit card		24		24
Builton Co., Ltd.	Unused commitments of credit card		—		4
Food Factory Co., Ltd.	Unused commitments of credit card		—		11
Inno Lending Co., Ltd.	Unused commitments of credit card		—		13
Big Dipper Co., Ltd.	Unused commitments of credit card		—		94
KB-KDBC New Technology Business Investment Fund	Purchase of security investment		—		15,000
Key management	Loan commitments in Korean won		898		984

[1]	The amounts are not disclosed as these are excluded from the Group’s related party as of December 31, 2017.

Compensation to key management for the years ended December 31, 2015, 2016 and 2017, consists of:

	2015
	Short-term employee benefits		Post-employment benefits		Termination benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	1,612	￦	60	￦	—	￦	925	￦	2,597
Registered directors (non-executive)		848		—		—		—		848
Non-registered directors		6,173		94		163		4,320		10,750

Total	￦	8,633	￦	154	￦	163	￦	5,245	￦	14,195

	2016
	Short-term employee benefits		Post-employment benefits		Termination benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	1,165	￦	63	￦	—	￦	863	￦	2,091
Registered directors (non-executive)		796		—		—		—		796
Non-registered directors		6,637		208		—		8,776		15,621

Total	￦	8,598	￦	271	￦	—	￦	9,639	￦	18,508

	2017
	Short-term employee benefits		Post-employment benefits		Termination benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	2,026	￦	87	￦	—	￦	2,991	￦	5,104
Registered directors (non-executive)		896		—		—		—		896
Non-registered directors		8,420		338		—		14,610		23,368

Total	￦	11,342	￦	425	￦	—	￦	17,601	￦	29,368

Details of assets pledged as collateral to related parties as of December 31, 2016 and 2017 are as follows:

		2016				2017
		Carrying amount		Collateralized amount		Carrying amount		Collateralized amount
		(In millions of Korean won)
Associates
KB Insurance Co., Ltd.[1]	Land and buildings	￦	217,369	￦	26,000	￦	—	￦	—
	Investment securities		50,000		50,000		—		—

[1]	The amounts are not disclosed as these are excluded from the Group’s related party as of December 31, 2017.

Collateral received from related parties as of December 31, 2016 and 2017, is as follows:

		2016		2017
		(In millions of Korean won)
Associates
KB Insurance Co., Ltd.[1]	Investment securities	￦	50,000	￦	—
KB Star Office Private Real Estate Investment Trust No.1	Real estate		13,000		13,000
Key management	Time deposits and others		251		388
	Real estate		2,759		2,287

[1]	The amounts are not disclosed as these are excluded from the Group’s related party as of December 31, 2017.

As of December 31, 2017, Incheon Bridge Co., Ltd., a related party, provides fund management account, civil engineering completed risk insurance, and management rights as senior collateral amounting to ￦611,000 million to a financial syndicate that consists of the Group and five other institutions, and as subordinated collateral amounting to ￦384,800 million to subordinated debt holders that consist of the Group and two other institutions. Also, it provides certificate of credit guarantee amounting to ￦400,000 million as collateral to a financial syndicate consisting of the Group and five other institutions.